Date and Procedures of Authorization of Financial Statements for Issue	12 Months Ended
Dec. 31, 2025
Disclosure Of Date And Procedures Of Authorization Of Financial Statements For Issue [Abstract]
Date and Procedures of Authorization of Financial Statements for Issue
2.	DATE AND PROCEDURES OF AUTHORIZATION OF FINANCIAL STATEMENTS FOR ISSUE
The consolidated financial statements of the Company were approved and authorized for issue by the audit committee of the Board of Directors on April 29, 2026.